Annual Total Returns [BarChart] - AZL MVP Global Balanced Index Strategy Fund - AZL MVP Global Balanced Index Strategy Fund	Apr. 30, 2021
Bar Chart Table:
Annual Return 2013	14.08%
Annual Return 2014	2.18%
Annual Return 2015	(1.57%)
Annual Return 2016	3.34%
Annual Return 2017	11.54%
Annual Return 2018	(5.77%)
Annual Return 2019	16.20%
Annual Return 2020	7.81%